Supplemental Balance Sheet Information - Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,213		$ 2,213		$ 2,166	$ 1,120
Less: accumulated depreciation	(1,007)		(1,007)		(849)	(617)
Property and equipment, net	1,206		1,206		1,317	503
Depreciation and amortization	90	$ 51	176	$ 89	232	180
Scientific equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,954		1,954		1,797	993
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	192		192		192	57
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	41		41		31	27
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	26		26		26	26
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0		$ 0		$ 120	$ 17